Deposits - Summary of Deposits payable on a fixed (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	$ 430,448
Deposits More Than One Hundred Thousand Dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	376,262	$ 410,954
Canada
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	305,454
Canada | Deposits More Than One Hundred Thousand Dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	259,670	285,555
United States
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	77,608
United States | Deposits More Than One Hundred Thousand Dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	69,206	77,313
Other Countries [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	47,386
Other Countries [member] | Deposits More Than One Hundred Thousand Dollar [Member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	$ 47,386	$ 48,086